Quarterly Report
June 30, 2021
MFS®  Alabama
Municipal Bond Fund
MAL-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.2%
Airport Revenue – 1.4%
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2031	$325,000	$430,897
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2032	325,000	429,718
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2033	325,000	428,390
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	74,189
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	45,680
		$1,408,874
General Obligations - General Purpose – 17.4%
Birmingham, AL, General Obligation Warrants, “A”, 5%, 6/01/2028	$1,000,000	$1,277,082
Birmingham, AL, General Obligation Warrants, “B”, 5%, 12/01/2043	245,000	304,935
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	160,000	169,185
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	55,000	63,159
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	40,000	51,664
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	15,000	17,063
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	110,000	124,875
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	850,000	703,375
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	110,000	113,541
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	20,624
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	40,000	41,199
Fort Payne, AL, General Obligation Warrants, “A”, AGM, 5%, 5/01/2047	750,000	928,119
Gardendale, AL, General Obligation Warrant, “B”, 4%, 5/01/2039	250,000	304,185
Gardendale, AL, General Obligation Warrant, “B”, 4%, 5/01/2040	300,000	364,362
Gardendale, AL, General Obligation Warrant, “B”, 4%, 5/01/2041	400,000	484,507
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032 (Prerefunded 3/01/2024)	500,000	563,016
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2038	250,000	316,433
Mobile County, AL, General Obligation Improvement Warrants, 5%, 2/01/2039	250,000	316,620
Mobile County, AL, General Obligation Refunding, “A”, 5%, 8/01/2032	1,110,000	1,472,637
Mobile County, AL, General Obligation Warrants, 5%, 8/01/2036	500,000	620,646
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2033	420,000	475,487
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2034	655,000	739,936
Montevallo, AL, American Village Public Educational Building Authority Refunding Rev. (Alabama Veterans Living Legacy Project), 4%, 12/01/2035	250,000	281,900
Montgomery County, AL, General Obligation Refunding Warrants, “A”, 4%, 3/01/2027	1,000,000	1,186,206
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2028	450,000	581,249
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2030	625,000	840,451
Orange Beach, AL, General Obligation, 4%, 8/01/2028	700,000	853,228
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	115,000	121,557
State Alabama, AL, General Obligation Refunding, “C”, 5%, 8/01/2025	1,000,000	1,184,430
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	155,428
Trussville, AL, General Obligation Warrants, “A”, 4%, 8/01/2041	750,000	888,137
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2038	1,000,000	1,190,522
Vestavia Hills, AL, General Obligation Warrants, 4%, 8/01/2048	500,000	586,657
		$17,342,415
General Obligations - Schools – 3.4%
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	$445,000	$523,743
Huntsville, AL, General Obligation Warrants, “A”, 5%, 5/01/2039	1,000,000	1,273,119
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029 (Prerefunded 11/01/2023)	200,000	222,359
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030 (Prerefunded 11/01/2023)	1,000,000	1,111,796
Montebello, CA, Unified School District (Election of 2016), “A”, 4%, 8/01/2046	270,000	295,852
		$3,426,869

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 8.1%
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	$500,000	$594,164
Alabama Special Care Facilities Financing Authority Rev. (Daughters of Charity), ETM, AAC, 5%, 11/01/2025	675,000	721,099
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children's Hospital), 5%, 6/01/2031	750,000	865,618
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-1”, 4%, 8/01/2044	5,000	5,700
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000	6,212
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,150
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	40,000	45,599
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	564,529
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 4%, 9/01/2048	500,000	567,819
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2035	500,000	649,101
Huntsville, AL, Health Care Authority, “B”, 5%, 6/01/2036	500,000	646,387
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	360,000	446,934
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	57,818
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	425,000	483,012
UAB Medicine Finance Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,209,056
UAB Medicine Finance Authority Rev., “B2”, 5%, 9/01/2041	1,000,000	1,210,416
		$8,079,614
Healthcare Revenue - Long Term Care – 1.3%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$263,516
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,050,000	1,066,025
		$1,329,541
Industrial Revenue - Environmental Services – 0.3%
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	$300,000	$338,615
Industrial Revenue - Other – 1.0%
Mobile County, AL, Limited Obligation Warrants (Gomesa Project), 4%, 11/01/2045 (n)	$500,000	$546,624
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	100,000	103,592
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	305,000	357,439
		$1,007,655
Industrial Revenue - Paper – 0.3%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	$300,000	$305,746
Miscellaneous Revenue - Other – 0.9%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$70,548
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	260,000	287,887
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	510,714
		$869,149
Port Revenue – 1.2%
Alabama Port Authority Docks Facilities Refunding Rev., “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,198,333
Sales & Excise Tax Revenue – 12.1%
Baldwin County, AL, Board of Education, School Warrants, 5%, 6/01/2022	$1,090,000	$1,138,578
Baldwin County, AL, Board of Education, School Warrants, 5%, 6/01/2022	1,450,000	1,514,622
Cherokee County, AL, Board of Education Special Tax School Warrants (Sales Tax), 5%, 12/01/2048	1,000,000	1,231,410
Elmore County, AL, Board of Education School Tax Warrants, 4%, 8/01/2038	745,000	883,956
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	5,000	6,195
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	5,000	6,288
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	5,000	6,383
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	25,000	29,009
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	35,000	39,875
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2031	765,000	942,242
Houston County, AL, Board of Education, School Warrants, BAM, 4%, 12/01/2032	500,000	613,951
Jefferson County, AL, Board of Education, 4%, 2/01/2042	805,000	938,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2021	$1,000,000	$1,009,726
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	610,637
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	16,000	18,170
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	650,000	749,201
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	164,000	183,813
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	58,000	65,007
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	25,000	28,472
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	960
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	26,000	23,802
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	4,000	3,489
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	247,000	199,123
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	237,000	177,968
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,837,000	604,117
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	912,559
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	100,000	114,412
		$12,052,547
Single Family Housing - Local – 0.4%
Montgomery County, MD, Housing Opportunities Commission Program Rev., “A”, 4%, 7/01/2049	$355,000	$397,367
Single Family Housing - State – 0.6%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$240,000	$259,629
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	310,000	344,949
		$604,578
State & Local Agencies – 2.7%
Alabama Public Health Care Authority Lease Rev. (Department of Public Health Facilities), 5%, 9/01/2030	$280,000	$323,405
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, AGM, 5%, 7/01/2030	210,000	210,787
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	315,000	361,956
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2030	35,000	38,139
Huntsville, AL, Public Building Authority Lease Refunding Rev., 5%, 10/01/2033	500,000	622,536
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	75,000	95,669
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	155,000	190,788
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	12,012
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	5,000	6,512
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	5,000	5,981
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	10,000	11,934
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	10,000	11,901
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	5,000	5,938
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	10,000	11,860
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2039	10,000	11,831
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2040	15,000	17,716
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	10,000	11,777
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	75,000	90,325
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	185,000	210,082
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	424,677
		$2,675,826
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$35,000	$37,124
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	90,000	93,098
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	60,000	61,643
		$191,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax - Other – 7.2%
Alabama Public School & College Authority Rev., “A”, 5%, 11/01/2027	$1,000,000	$1,266,217
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025 (Prerefunded 6/01/2023)	800,000	872,669
Birmingham-Jefferson, AL, Civic Center Authority, “A”, 4%, 7/01/2043	750,000	845,923
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	500,000	605,481
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	64,500
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	35,148
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	98,267
Lauderdale County, AL, Agriculture Center Authority Special Tax Rev., 5%, 7/01/2049	1,000,000	1,098,361
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2027	200,000	237,241
Mountain Brook, AL, Board of Education, School Warrants, “A”, 4%, 3/01/2030	325,000	403,896
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	70,000	71,812
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	105,000	112,123
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	265,000	287,872
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036 (Prerefunded 8/01/2026)	1,000,000	1,222,649
		$7,222,159
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$55,000	$71,233
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	320,000	373,810
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,040,000	170,250
		$615,293
Toll Roads – 0.3%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$94,936
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	188,701
		$283,637
Transportation - Special Tax – 2.2%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$606,220
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	128,747
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	325,000	351,687
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	330,000	362,074
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	240,000	259,387
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	200,000	210,959
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	50,000	63,025
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	105,000	125,919
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	45,000	56,374
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	50,000	61,319
		$2,225,711
Universities - Colleges – 20.5%
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2044	$300,000	$343,674
Alabama Community College System Board of Trustees Rev. (Bishop State Community College), BAM, 4%, 1/01/2049	1,000,000	1,139,767
Alabama Community College System Board of Trustees Rev. (Coastal Community College), BAM, 4%, 10/01/2027	615,000	729,145
Alabama Community College System Board of Trustees Rev. (Snead State Community College), BAM, 4%, 9/01/2038	680,000	789,989
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	885,000	1,042,716
Auburn University, General Fee Rev., “A”, 5%, 6/01/2025	1,270,000	1,496,328
Auburn University, General Fee Rev., “A”, 5%, 6/01/2038	500,000	594,170
Auburn University, General Fee Rev., “A”, 5%, 6/01/2048	1,500,000	1,840,405
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	593,192
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2027	1,000,000	1,178,838
Jacksonville State University, AL, Tuition and Fee Rev., 4%, 12/01/2040	750,000	872,624
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, 5%, 7/01/2036	580,000	695,218
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	65,000	66,775
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	578,623
University of Alabama at Birmingham, Rev., “B”, 4%, 10/01/2037	1,000,000	1,188,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2035	$755,000	$945,899
University of Alabama in Huntsville, General Fee Rev., “B2”, 5%, 9/01/2036	475,000	594,045
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2026	445,000	542,913
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	1,000,000	1,254,512
University of North Alabama, General Fee Rev., “C”, BAM, 4%, 11/01/2038	500,000	592,098
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	608,252
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	750,000	924,978
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2036	355,000	411,685
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2038	500,000	577,090
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2040	770,000	885,306
		$20,486,602
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$100,000	$102,500
Utilities - Municipal Owned – 1.0%
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	$180,000	$174,600
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	30,000	29,100
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	15,000	14,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	5,000	4,863
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	65,000	63,212
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	5,000	4,844
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	70,000	68,075
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	115,000	111,550
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,024
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,120
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	40,000	38,050
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,026
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	38,900
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	30,000	29,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	95,000	92,150
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	70,000	70,184
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,155
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	5,000	4,869
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	14,588
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	40,000	38,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	50,000	48,625
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	15,000	14,587
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	55,000	53,487
		$1,004,984
Utilities - Other – 2.1%
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 1), “A”, 4%, 10/01/2028	$750,000	$898,691
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	1,000,000	1,233,854
		$2,132,545
Water & Sewer Utility Revenue – 11.9%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036 (Prerefunded 9/01/2025)	$1,000,000	$1,175,249
Birmingham, AL, Waterworks Board Water Rev., 5%, 1/01/2036	750,000	933,906
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2025)	500,000	580,745
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2031	500,000	608,978
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,132,193
Gadsden, AL, Waterworks and Sewer Rev., AGM, 4%, 6/01/2033	1,000,000	1,177,270
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	45,000	51,455
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	136,014
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	49,587
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	49,173

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$95,000	$116,625
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	837,317
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	300,000	303,618
Madison City, AL, Water & Wastewater Board Rev., 3%, 12/01/2050	1,000,000	1,063,679
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	15,000	16,963
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	20,000	22,541
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,296
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,548
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2027	200,000	235,687
Opelika, AL, Board of Utility Rev., “A”, BAM, 4%, 6/01/2028	250,000	299,741
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	700,000	777,008
Scottsboro, AL, Board of Waterworks, Sewer & Gas Rev., “B”, BAM, 4%, 8/01/2039	350,000	418,526
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032 (Prerefunded 8/01/2022)	500,000	525,948
Warrior River, AL, Water Authority Rev., BAM, 4%, 8/01/2039	1,180,000	1,387,260
		$11,933,327
Total Municipal Bonds		$97,235,752
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$136,000	$120,255
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	200,000	61,310
Total Bonds		$181,565
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,648,989	$1,648,989

Other Assets, Less Liabilities – 0.9%		945,487
Net Assets – 100.0%		$100,011,793
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,648,989 and $97,417,317, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,930,134, representing 1.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$97,235,752	$—	$97,235,752
U.S. Corporate Bonds	—	181,565	—	181,565
Mutual Funds	1,648,989	—	—	1,648,989
Total	$1,648,989	$97,417,317	$—	$99,066,306
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,877,374	$5,421,121	$5,649,506	$—	$—	$1,648,989
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$195	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Alabama	83.7%
Puerto Rico	5.9%
Maryland	1.0%
New York	1.0%
California	0.9%
Guam	0.7%
South Carolina	0.7%
Illinois	0.6%
New Jersey	0.6%
Ohio	0.6%
Tennessee	0.5%
Colorado	0.4%
Pennsylvania	0.4%
Connecticut	0.3%
Virginia	0.3%
Texas	0.2%
Indiana	0.1%
Iowa	0.1%
Michigan	0.1%
Minnesota	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.